Summary of Significant Accounting Policies Summary of Significant Accounting Policies, Textuals, Equity Method Investee (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest
Income (Loss) from Equity Method Investments	$ 0	$ 0	$ 0
Expected period of not resuming the use of equity method of accounting	12 months
Anglesey Aluminum Limited
Noncontrolling Interest
Ownership Percentage of Anglesey	49.00%
Income (Loss) from Equity Method Investments	0	0	0
Carrying amount of equity method investments	$ 0	$ 0